Note 24 - Provisions. Provisions for Taxes, Legal Contingents and Other Provisions. Changes Over the Period (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions or reversal of provisions Abstract
Total Provisions for Taxes, Legal Contingents and Other Provisions at the beginning	€ 1,425	€ 2,028	€ 1,771
Charges to income for the year Provisions for Taxes, Legal Contingents and Other Provisions	455	868	1,109
Acquisition Of Subsidiaries	0	0	0
Unused Amounts Reversed During the Period	(184)	(164)	(311)
Amount used and other variations	(410)	(1,306)	(540)
Total Provisions for Taxes, Legal Contingents and Other Provisions at the end	€ 1,286	€ 1,425	€ 2,028
Ongoing legal proceedings and litigation
Description of the legal situation of the clauses of limitation of interest rates in mortgage loans with consumers	The financial sector faces an environment of increasing regulatory and litigious pressure. In this environment, the different Group’s entities are often parties to individual or collective legal proceedings arising from the ordinary activity of their businesses. In accordance with the procedural status of these proceedings and according to the criteria of the attorneys who manage them, BBVA considers that none of them is material, individually or in aggregate, and that no significant impact will derive from them neither in the results of operations nor on liquidity, nor in the financial position at a consolidated level of the Group, as at the level of the individual Bank. The Group Management considers that the provisions made in connection with these legal proceedings are adequate.